Financial risk management - Fair values	6 Months Ended
Dec. 31, 2022
Text block [abstract]
Financial risk management – Fair values
8.	Financial risk management – Fair values
Recognition and measurement
All financial assets and financial liabilities, other than derivatives and trade receivables, are initially recognised at the fair value of consideration paid or received, net of transaction costs as appropriate. Financial assets are initially recognised on their trade date.
Financial assets are subsequently carried at fair value or amortised cost based on:
- the Group’s purpose, or business model, for holding the financial asset;
- whether the financial asset’s contractual terms give rise to cash flows that are solely payments of principal and interest.
The resulting Financial Statements classifications of financial assets can be summarised as follows:

Contractual cash flows	Business model	Category
Solely principal and interest	Hold in order to collect contractual cash flows	Amortised cost
Solely principal and interest	Hold in order to collect contractual cash flows and sell	Fair value through other comprehensive income
Solely principal and interest	Hold in order to sell	Fair value through profit or loss
Other	Any of those mentioned above	Fair value through profit or loss
Solely principal and interest refers to the Group receiving returns only for the time value of money and the credit risk of the counterparty for financial assets held. The main exceptions for the Group are provisionally priced receivables and derivatives which are measured at fair value through the profit or loss under IFRS 9/AASB 9 ‘Financial Instruments’.
The Group has the intention of collecting payment directly from its customers in most cases, however the Group also participates in receivables financing programs in respect of selected customers. Receivables in these portfolios which are classified as ‘hold in order to sell’, are provisionally priced receivables and are therefore held at fair value through profit or loss prior to sale to the financial institution.
With the exception of derivative contracts and provisionally priced trade payables which are carried at fair value through profit or loss, the Group’s financial liabilities are classified as subsequently measured at amortised cost.
The Group may in addition elect to designate certain financial assets or liabilities at fair value through profit or loss or to apply hedge accounting where they are not mandatorily held at fair value through profit or loss.
Fair value measurement
The carrying amount of financial assets and liabilities measured at fair value is principally calculated based on inputs other than quoted prices that are observable for these financial assets or liabilities, either directly (i.e. as unquoted prices) or indirectly (i.e. derived from prices). Where no price information is available from a quoted market source, alternative market mechanisms or recent comparable transactions, fair value is estimated based on the Group’s views on relevant future prices, net of valuation allowances to accommodate liquidity, modelling and other risks implicit in such estimates.
The inputs used in fair value calculations are determined by the Group’s relevant subject matter experts, who operate under a defined set of accountabilities authorised by the Executive Leadership Team. Movements in the fair value of financial assets and liabilities may be recognised through the income statement or in other comprehensive income according to the designation of the underlying instrument.
For financial assets and liabilities carried at fair value, the Group uses the following to categorise the inputs to the valuation method used based on the lowest level input that is significant to the fair value measurement as a whole:

IFRS 13 Fair value hierarchy	Level 1	Level 2	Level 3
Valuation inputs	Based on quoted prices (unadjusted) in active markets for identical financial assets and liabilities.	Based on inputs other than quoted prices included within Level 1 that are observable for the financial asset or liability, either directly (i.e. as unquoted prices) or indirectly (i.e. derived from prices).	Based on inputs not observable in the market using appropriate valuation models, including discounted cash flow modelling.

Financial assets and liabilities
The financial assets and liabilities are presented by class in the table below at their carrying amounts.

	IFRS 13 Fair value hierarchy Level 1	IFRS 9 Classification	31 Dec 2022 US$M	30 June 2022 US$M
Current cross currency and interest rate swaps 2	2	Fair value through profit or loss	–	–
Current other derivative contracts	2	Fair value through profit or loss	146	326
Current other financial assets	–	Amortised cost	–	100
Current other investments 3	1,2	Fair value through profit or loss	329	203
Non-current cross currency and interest rate swaps 2	2	Fair value through profit or loss	167	136
Non-current other derivative contracts	2	Fair value through profit or loss	26	16
Non-current other financial assets 4	3	Fair value through profit or loss	238	273
Non-current investment in shares	1,3	Fair value through other comprehensive income	178	138
Non-current other investments 3	1,2	Fair value through profit or loss	261	239

Total other financial assets			1,345	1,431
Cash and cash equivalents		Amortised cost	9,605	17,236
Trade and other receivables 5		Amortised cost	1,293	1,674
Provisionally priced trade receivables	2	Fair value through profit or loss	2,960	3,478

Total financial assets			15,203	23,819

Non-financial assets			72,621	71,347

Total assets			87,824	95,166

Current cross currency and interest rate swaps 2	2	Fair value through profit or loss	205	358
Current other derivative contracts	2	Fair value through profit or loss	101	118
Current other financial liabilities 6		Amortised cost	70	103
Non-current cross currency and interest rate swaps 2	2	Fair value through profit or loss	2,025	1,466
Non-current other derivative contracts	2	Fair value through profit or loss	38	31
Non-current other financial liabilities 6		Amortised cost	435	500

Total other financial liabilities			2,874	2,576
Trade and other payables 7		Amortised cost	4,149	5,223
Provisionally priced trade payables	2	Fair value through profit or loss	652	1,385
Bank loans 8		Amortised cost	2,460	2,472
Notes and debentures 8		Amortised cost	9,546	11,363
Lease liabilities			2,694	2,576
Other 8		Amortised cost	1	17

Total financial liabilities			22,376	25,612

Non-financial liabilities			18,896	20,788

Total liabi lities			41,272	46,400

1
All of the Group’s financial assets and financial liabilities recognised at fair value were valued using market observable inputs categorised as Level 2 unless specified otherwise in the following footnotes.

2
Cross currency and interest rate swaps are valued using market data including interest rate curves and foreign exchange rates. A discounted cash flow approach is used to derive the fair value of cross currency and interest rate swaps at the reporting date.

3
Includes investments held by BHP Foundation which are restricted and not available for general use by the Group of
 US$277

million (30 June 2022:
US
$252

million)

of which other investments (mainly US Treasury Notes) of US$135 million is categorised as Level 1 (30 June 2022: US$119 million).

4	Includes receivables contingent on outcome of future events relating to mining and regulatory approvals of US$238 million (30 June 2022: $233 million) .
5	Excludes input taxes of US$412 million (30 June 2022: US$427 million) included in other receivables.
6	Includes the discounted settlement liability in relation to the cancellation of power contracts at the Group’s Escondida operations.
7	Excludes input taxes of US$81 million (30 June 2022: US$79 million) included in other payables.
8	All interest bearing liabilities, excluding lease liabilities, are unsecured.

The carrying amounts in the table above generally approximate to fair value. In the case of US$534 million (30 June 2022: US$3,018 million) of fixed rate debt not swapped to floating rate, the fair value at 31 December 2022 was US$548 million (30 June 2022: US$3,126 million). The fair value is determined using a method that can be categorised as Level 2 and uses inputs based on benchmark interest rates, alternative market mechanisms or recent comparable transactions.
For financial instruments that are carried at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the fair value hierarchy by reassessing categorisation at the end of each reporting period.
There were no transfers between categories during the period.
Interest Rate Benchmark Reform
The London Interbank Offered Rate (LIBOR) and other benchmark interest rates are being replaced by alternative risk-free rates (ARR) as part of inter-bank offer rate (IBOR) reform. Sterling LIBOR ceased to be published on 1 January 2022 and USD LIBOR will no longer be published after 30 June 2023.
Amendments to IFRS 9/AASB 9 ‘Financial Instruments’, IFRS 7/AASB 7 ‘Financial Instruments: Disclosures’ and IFRS 16/AASB 16 ‘Leases’ in relation to IBOR reform early adopted by the Group in previous periods impact the Group’s cross currency and interest rate swaps, which prior to IBOR reform referenced the US LIBOR benchmark, and the associated hedge accounting.
These amendments provide relief from applying certain hedge accounting requirements to hedging arrangements directly impacted by IBOR reform. In particular, where changes to the Group’s instruments arise solely as a result of IBOR reform and do not change the economic substance of the Group’s arrangements, the Group is able to maintain its existing hedge relationships and accounting.
During the half year ended 31 December 2022, the Group actively transitioned all impacted cross currency and interest rate swaps from US LIBOR to the alternative, widely adopted Secured Overnight Financing Rate (SOFR) benchmark. As the transition resulted solely from IBOR reform, the Group has applied the relief available in IFRS 9/AASB 9 ‘Financial Instruments’ and continues to apply hedge accounting to its hedging arrangements, including accounting for ineffectiveness.
The Group does not hold any material lease arrangements that contain reference to existing benchmarks and as a result there is no material impact on lease liabilities or right-of-use
assets at 31 December 2022.